Total
LHA Market State U.S. Tactical ETF
LHA Market StateTM U.S. Tactical ETF
Investment Objective
The LHA Market StateTM U.S. Tactical ETF (the “Fund”) seeks to provide investment results that exceed the total return performance of the broader U.S. equity market on a risk-adjusted basis.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LHA Market State U.S. Tactical ETF LHA Market State U.S. Tactical ETF
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.30%	[1]
Expenses (as a percentage of Assets)	1.27%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LHA Market State U.S. Tactical ETF | LHA Market State U.S. Tactical ETF | USD ($)	129	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing in (i) one or more other ETFs that principally invest in large cap U.S. equity securities (“Underlying ETFs”) or the constituent stocks of such Underlying ETFs and (ii) long or short futures contracts on one or more U.S. equity market indexes. The Fund will typically invest approximately 80% of its net assets in Underlying ETFs or the constituent stocks of such Underlying ETFs. Based primarily on proprietary statistical analyses of the distribution of U.S. equity market prices, the Fund’s investment adviser will determine each day whether the Fund’s net exposure to the U.S. equity market should be as little as 0% or as much as 160% of the Fund’s net assets. The Fund will utilize long or short futures contracts to the extent needed to augment or reduce, respectively, the Fund’s exposure relative to the exposure resulting from investments in Underlying ETFs to achieve the desired net exposure. To the extent the Fund seeks to obtain exposure to the U.S. equity market of greater than 100% of its net assets, the Fund’s investments in futures contracts will create leverage, which may make the Fund more volatile than other investments.
The Fund’s investment adviser will select Underlying ETFs that it believes have the greatest probability of outperforming, on a risk-adjusted basis, the broader U.S. equity market based on an evaluation of the strategy, holdings, performance, volatility, and expense of such Underlying ETFs. Underlying ETFs may include ETFs that track an index or are actively-managed. Index-based Underlying ETFs may include funds that seek to replicate a market-capitalization weighted index or rely on a proprietary or third party index that includes a subset of U.S. equity securities or uses technical or fundamental factors to select or weight the underlying holdings (e.g., a volatility-weighted index). The Adviser will typically rebalance the Fund’s exposure to Underlying ETFs or their constituent stocks to 80% of the Fund’s net assets on a monthly basis, and consequently, the Fund’s exposure to Underlying ETFs or their constituent stocks may be more or less than 80% of the Fund’s net assets in between such rebalance events.
The Fund may also invest in cash, money market mutual funds, and securities issued by the U.S. government or its agencies or instrumentalities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”

•
Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

•
Equity Market Risk. The Fund will invest in common stocks directly or indirectly through the Underlying ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund directly or indirectly invests.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

◦
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•
Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

•
Futures Contracts Risks. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts and could be unlimited.

•
Government Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

•
Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

•
Limited Operating History. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•
Management Risk. The Fund is actively managed and may not meet its investment objective based on the investment adviser’s success or failure to implement investment strategies for the Fund. Additionally, the Fund’s investment adviser only recently began managing an ETF, which may increase the risks associated with investments in the Fund.

•
Models and Data Risk. The Fund’s investments are heavily dependent on a proprietary analysis that includes the use of quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of investments that would have been excluded or included had the Models and Data been correct and complete.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.lhafunds.com.

Calendar Year Total Return

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.01% for the quarter ended March 31, 2019 and the lowest quarterly return was 1.14% for the quarter ended September 30, 2019.

Average Annual Total Returns For the Periods Ended December 31, 2019
Average Annual Total Returns - LHA Market State U.S. Tactical ETF	Label	1 Year	Since Inception	Inception Date
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	15.17%	Apr. 03, 2018
LHA Market State U.S. Tactical ETF	Return Before Taxes	14.48%	0.61%	Apr. 03, 2018
LHA Market State U.S. Tactical ETF | After Taxes on Distributions	Return After Taxes on Distributions	14.38%	0.52%
LHA Market State U.S. Tactical ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.64%	0.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.